Basis of presentation and significant accounting policies (Details)	Mar. 31, 2014	Mar. 31, 2013
Luxoft USA Inc
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft International Company Ltd
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Switzerland GmbH
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Professional LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Canada Ltd
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Eastern Europe Ltd
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft UK Ltd
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft GmbH
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Ukraine LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Services LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Vietnam Company Ltd.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Dubna LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Professional Romania S.R.L.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Software ITC S.A.
List of subsidiaries of the Group
Ownership interest (as a percent)	99.40%	99.40%
Luxoft Poland SP ZOO
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Singapore PTE LTD
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Training Center Luxoft ANO
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Research LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Bulgaria EOOD
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Luxoft Global Operations GmbH
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%